Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table sets forth certain information with respect to stock awards granted to our NEOs during the year ended December 31, 2025.

Name	Grant Date	Estimated Future Payouts Under Equity Incentive Plan Awards			All Other Stock Awards: Number of Shares of Stock or Units (#)	Grant Date Fair Value of Stock and Option Awards ($)(1)
		Threshold (#)	Target (#)	Maximum (#)
Jonathan Steinberg	1/25/2025	80,302	160,604	321,208	—	1,753,796
	1/25/2025	—	—	—	176,438	1,753,794
Bryan Edmiston	1/25/2025	8,614	17,227	34,454	—	188,119
	1/25/2025	—	—	—	56,778	564,373
Marci Frankenthaler	1/25/2025	8,073	16,146	32,292	—	176,314
	1/25/2025	—	—	—	53,216	528,967
R. Jarrett Lilien	1/25/2025	49,073	98,145	196,290	—	1,071,743
	1/25/2025	—	—	—	107,821	1,071,741
Alexis Marinof	1/25/2025	8,533	17,066	34,132	—	186,361
	1/25/2025	—	—	—	56,245	559,075

(1)     Amounts reported represent accounting grant date fair value of awards made to our NEOs in 2025 for services performed in the prior year and are computed in accordance with ASC 718, excluding the impact of estimated forfeitures related to service-based vesting.

Jonathan Steinberg [Member]
Awards Close in Time to MNPI Disclosures
Name	Jonathan Steinberg
Underlying Securities
Fair Value as of Grant Date	$ 1,753,796	[1]
Jonathan Steinberg One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	176,438
Fair Value as of Grant Date	$ 1,753,794	[1]
Bryan Edmiston [Member]
Awards Close in Time to MNPI Disclosures
Name	Bryan Edmiston
Underlying Securities
Fair Value as of Grant Date	$ 188,119	[1]
Bryan Edmiston One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	56,778
Fair Value as of Grant Date	$ 564,373	[1]
Marci Frankenthaler [Member]
Awards Close in Time to MNPI Disclosures
Name	Marci Frankenthaler
Underlying Securities
Fair Value as of Grant Date	$ 176,314	[1]
Marci Frankenthaler One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	53,216
Fair Value as of Grant Date	$ 528,967	[1]
Alexis Marinof [Member]
Awards Close in Time to MNPI Disclosures
Name	Alexis Marinof
Underlying Securities
Fair Value as of Grant Date	$ 186,361	[1]
Alexis Marinof One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	56,245
Fair Value as of Grant Date	$ 559,075	[1]
R. Jarrett Lilien [Member]
Awards Close in Time to MNPI Disclosures
Name	R. Jarrett Lilien
Underlying Securities
Fair Value as of Grant Date	$ 1,071,743	[1]
R. Jarrett Lilien One [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	107,821
Fair Value as of Grant Date	$ 1,071,741	[1]

[1]	Amounts reported represent accounting grant date fair value of awards made to our NEOs in 2025 for services performed in the prior year and are computed in accordance with ASC 718, excluding the impact of estimated forfeitures related to service-based vesting.